Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096645
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 253,301,829
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 865,664
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	253,301,829
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	865,664

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	25%
Industrials	23%
Information Technology	21%
Financials	9%
Consumer Discretionary	8%
Energy	4%
Real Estate	3%
Consumer Staples	3%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	26.3% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
Ducommun, Inc.	3.0%
RadNet, Inc.	2.6%
Stride, Inc.	2.5%
Nextpower, Inc.	2.5%
Casey's General Stores, Inc.	2.5%
SiTime Corp.	2.4%
The Brink's Co.	2.1%
Insmed, Inc.	2.0%

C000096647
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%	[2]
AssetsNet	$ 253,301,829
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 865,664
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	253,301,829
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	865,664

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	25%
Industrials	23%
Information Technology	21%
Financials	9%
Consumer Discretionary	8%
Energy	4%
Real Estate	3%
Consumer Staples	3%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	26.3% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
Ducommun, Inc.	3.0%
RadNet, Inc.	2.6%
Stride, Inc.	2.5%
Nextpower, Inc.	2.5%
Casey's General Stores, Inc.	2.5%
SiTime Corp.	2.4%
The Brink's Co.	2.1%
Insmed, Inc.	2.0%

C000148204
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	SSDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[3]
AssetsNet	$ 253,301,829
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 865,664
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	253,301,829
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	865,664

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	25%
Industrials	23%
Information Technology	21%
Financials	9%
Consumer Discretionary	8%
Energy	4%
Real Estate	3%
Consumer Staples	3%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	26.3% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
Ducommun, Inc.	3.0%
RadNet, Inc.	2.6%
Stride, Inc.	2.5%
Nextpower, Inc.	2.5%
Casey's General Stores, Inc.	2.5%
SiTime Corp.	2.4%
The Brink's Co.	2.1%
Insmed, Inc.	2.0%

C000096648
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class S
Trading Symbol	SSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[4]
AssetsNet	$ 253,301,829
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 865,664
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	253,301,829
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	865,664

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	25%
Industrials	23%
Information Technology	21%
Financials	9%
Consumer Discretionary	8%
Energy	4%
Real Estate	3%
Consumer Staples	3%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	26.3% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
Ducommun, Inc.	3.0%
RadNet, Inc.	2.6%
Stride, Inc.	2.5%
Nextpower, Inc.	2.5%
Casey's General Stores, Inc.	2.5%
SiTime Corp.	2.4%
The Brink's Co.	2.1%
Insmed, Inc.	2.0%

C000096644
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 253,301,829
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 865,664
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	253,301,829
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	865,664

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	25%
Industrials	23%
Information Technology	21%
Financials	9%
Consumer Discretionary	8%
Energy	4%
Real Estate	3%
Consumer Staples	3%
Materials	2%
Utilities	1%

Ten Largest Equity Holdings

Table Summary
Holdings	26.3% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
Ducommun, Inc.	3.0%
RadNet, Inc.	2.6%
Stride, Inc.	2.5%
Nextpower, Inc.	2.5%
Casey's General Stores, Inc.	2.5%
SiTime Corp.	2.4%
The Brink's Co.	2.1%
Insmed, Inc.	2.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.